Other operating income (expenses), net	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other operating income (expenses), net

26.   Other operating income (expenses), net

	12.31.23	12.31.22	12.31.21
Recovery of expenses	52,600	128,895	135,662
Provision reversal	3,434	1,462	1,143
Scrap sales	16,416	16,226	12,763
Provision for civil and tax risks	146,423	(102,539)	33,311
Other employees benefits	(18,265)	(19,519)	(52,521)
Insurance claims costs	(18,878)	(22,366)	(35,102)
Gains (losses) on the disposal and write-off of non-financial assets (1)	63,229	(3,985)	141,211
Demobilization expenses	(277)	1,398	(6,814)
Expenses with investigations	(1,112)	(588,774)	(9,003)
Expected credit losses in other receivables	(1,481)	102	(579)
Other	8,423	43,830	(8,808)
	250,512	(545,270)	211,263
(1)	Includes gain on disposal of properties linked to production and expenses of R$33,499 relating to the impairment of property, plant and equipment reclassified to assets held for sale.